Government Grants (Details) - Schedule of research and development - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Research and Development Projects
Rapid detection of antibody-based pathogens		$ 36,288
Multi-marker test for the early detection of pancreatic cancer	$ 28,117	51,356
Total research and development projects	$ 28,117	$ 87,644